   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 14, 1999

                                                       REGISTRATION NO. 33-32430
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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]

                         PRE-EFFECTIVE AMENDMENT NO.                         [ ]

                         POST-EFFECTIVE AMENDMENT NO. 1                      [X]

                            ------------------------

                         SCUDDER NEW EUROPE FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                 AREA CODE AND TELEPHONE NUMBER: (212) 326-6200

                                345 PARK AVENUE
                            NEW YORK, NEW YORK 10154
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                            ------------------------

                            BRUCE H. GOLDFARB, ESQ.
                         SCUDDER NEW EUROPE FUND, INC.
                                345 PARK AVENUE
                            NEW YORK, NEW YORK 10154
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                            ------------------------

                                   COPIES TO:

           BURTON M. LEIBERT, ESQ                          DAVID A. STURMS, ESQ.
          WILLKIE FARR & GALLAGHER                   VEDDER, PRICE, KAUFMAN & KAMMHOLZ
             787 SEVENTH AVENUE                           222 NORTH LASALLE STREET
          NEW YORK, NY 10019-6099                            CHICAGO, IL 60601

                            ------------------------


     APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: It is proposed that this filing will become effective immediately upon filing pursuant to paragraph(b).


     TITLE OF SECURITIES BEING REGISTERED: Common Stock, $.001 par value per share.

     Registrant is registering an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith.

     REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

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                                     PART C

                               OTHER INFORMATION

Part C contains the information required by Items 15-17 under the items set forth in the Form.


Parts A, B and C of this Registration Statement on Form N-14 (the "Registration Statement") are incorporated by reference into this Post-Effective Amendment No. 1 to the Registration Statement from the filing of Pre-Effective Amendment No. 2 to the Registration Statement with the SEC via Edgar on June 7, 1999 except part
(12) of Item 16 of Part C of the Registration Statement is amended as shown below:


(12) Form of Opinion and Consent of Willkie Farr & Gallagher with respect to tax matters.


     THE FINAL TAX OPINION IS FILED AS AN EXHIBIT TO POST-EFFECTIVE AMENDMENT NO. 1 TO THE REGISTRATION STATEMENT AND PURSUANT TO THE UNDERTAKING MADE IN ITEM 17 OF THE REGISTRATION STATEMENT.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this amendment to the Registration Statement on Form N-14 has been signed on behalf of the Registrant, in the City of New York and State of New York, on the 14th day of September, 1999.


                                          Scudder New Europe Fund, Inc.

                                          By:      /s/ NICHOLAS BRATT
                                            ------------------------------------
                                                       Nicholas Bratt
                                                   President and Director

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed by the following persons in the capacities and on the date indicated.


             SIGNATURE                              TITLE                          DATE
             ---------                              -----                   ------------------
                                     Chairman and Director                  September 14, 1999
-----------------------------------
          Daniel Pierce*

                                     Director                               September 14, 1999
-----------------------------------
        Paul Bancroft III*

                                     Director                               September 14, 1999
-----------------------------------
       Mary Johnston Evans*

                                     Director                               September 14, 1999
-----------------------------------
           Richard Hunt*

                                     Director                               September 14, 1999
-----------------------------------
         William H. Luers*

                                     Director                               September 14, 1999
-----------------------------------
           Wilson Nolen*

                                     Director                               September 14, 1999
-----------------------------------
         Ladislas O. Rice*

        /s/ JOHN R. HEBBLE           Treasurer (Principal Financial and     September 14, 1999
-----------------------------------    Accounting Officer)
          John R. Hebble

     By: /s/ CAROLINE PEARSON
-----------------------------------
  Caroline Pearson, as attorney-
              in-fact


* Caroline Pearson signs this document pursuant to powers of attorney filed with the Registrant's Registration Statement on Form N-14, as filed with the Securities and Exchange Commission on April 28, 1999.

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